COMMITMENTS AND CONTINGENT LIABILITIES (Claims and Demands and Guarantees) (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2007	Dec. 31, 2018	Apr. 30, 2000
Guarantees:
Bank guarantee		$ 56
Claims Related to Discontinued Operations [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation		$ 163
Threatened Litigation [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation			$ 54
Litigation loss	$ (43)
Interest rate on litigation demand	1.00%